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                                                          May 3, 2000



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington D.C. 20549


RE: SEPARATE ACCOUNT KG OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY ("REGISTRANT")
         FORM N-4 (FILE NOS. 333-10285 AND 811-7769)
         POST-EFFECTIVE AMENDMENT NO. 6 UNDER THE SECURITIES ACT OF 1933, AND AMENDMENT NO. 14 UNDER THE INVESTMENT COMPANY ACT OF 1940

Dear Sirs:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 855-3877.

                                              Very truly yours,

                                             /s/ John C. Donlon, Jr.
                                             -----------------------
                                             John C. Donlon, Jr.
                                             Assistant Vice President & Counsel